Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Impaired loans [abstract]
Interest income recognized on impaired loans	$ 22	$ 24	$ 22